Financial Instruments	12 Months Ended
Dec. 31, 2012
Financial Instruments (Abstract)
Financial Instruments

15.Financial Instruments

(a) Interest rate risk: The Company’s interest rates and loan repayment terms are described in Notes 7 and 8.

(b) Concentration of credit risk: Financial Instruments consist principally of cash, trade accounts receivable, marketable securities, investments and derivatives. The Company places its temporary cash investments, consisting mostly of deposits, primarily with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company’s investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk.

The Company limits the exposure of non-performance by counterparties to derivative instruments by diversifying among counterparties with high credit ratings, and performing periodic evaluations of the relative credit standing of the counterparties.

(c) Fair value: The carrying amounts reflected in the accompanying Consolidated Balance Sheet of financial assets and accounts payable approximate their respective fair values due to the short maturity of these instruments. The fair value of time charters and pool arrangements attached to vessels acquired in 2010 (Note 2(d)) equaled their market value; therefore, no intangible assets or liabilities were recognized upon acquisition of the time charters and pool arrangements. The fair value of long-term bank loans with variable interest rates approximate the recorded values, generally due to their variable interest rates. The present value of the future cash flows of the portion of one long-term bank loan with a fixed interest rate is estimated to be approximately $62,480 as compared to its carrying amount of $63,799 (Note 7). The fair value of the investment discussed in Note 3 equates to the amount that would be received by the Company in the event of sale of that investment.

The fair values of the one long-term bank loan with a fixed interest rate, the interest rate swap agreements, bunker swap agreements discussed in Note 8 above and marketable securities discussed in note 4 above are determined through Level 2 of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements and are derived principally from or corroborated by observable market data, interest rates, yield curves and other items that allow value to be determined.

The fair value of the impaired vessel Millenium discussed in Note 5 as at December 31, 2012 was determined through Level 2 of the fair value hierarchy, as defined in FASB guidance for Fair Value Measurements and was determined by management taking into consideration valuations from independent marine valuers based on observable data such as sale of comparable assets. The fair value of vessels held for sale as at December 31, 2011 was determined based on level 3 measurement of fair market value of the vessels as determined by management taking into consideration valuations from independent marine valuers, making use of other available market data relating to the vessel and similar vessels and management assumptions for the sale price of these vessels.

The estimated fair values of the Company’s financial instruments, other than derivatives at December 31, 2012 and 2011 are as follows:

	2012		2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets/(liabilities)
Cash and cash equivalents	144,297	144,297	175,708	175,708
Restricted cash	16,192	16,192	5,984	5,984
Marketable securities	1,664	1,664	2,534	2,534
Investments	1,000	1,000	1,000	1,000
Debt	1,442,427	1,441,108	1,515,663	1,512,651

Tabular Disclosure of Derivatives Location

Derivatives are recorded in the balance sheet on a net basis by counterparty when a legal right of setoff exists. The following tables present information with respect to the fair values of derivatives reflected in the balance sheet on a gross basis by transaction. The tables also present information with respect to gains and losses on derivative positions reflected in the Statement of Operations or in the balance sheet, as a component of Accumulated other comprehensive income/(loss).

		Asset Derivatives		Liability Derivatives
		December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives designated as hedging instruments

Interest rate swaps	Current portion of financial instruments—Fair value	—	—	6,824	20,421

	FINANCIAL INSTRUMENTS—FAIR VALUE, net of current portion	—	—	4,471	8,414

Subtotal		—	—	11,295	28,835

		Asset Derivatives		Liability Derivatives
		December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value

Derivatives not designated as hedging instruments

Interest rate swaps	Current portion of financial instruments—Fair value	—	—	6,314	8,807

	FINANCIAL INSTRUMENTS—FAIR VALUE, net of current portion	—	—	4,890	9,386

Bunker swaps	Current portion of financial instruments—Fair value	60	1,755	—	—

	FINANCIAL INSTRUMENTS—FAIR VALUE, net of current portion	45	—	—	—

Subtotal		105	1,755	11,204	18,193

Total derivatives		105	1,755	22,499	47,028

Derivatives designated as Hedging Instruments-Net effect on the Statement of Comprehensive Income/(loss) and Statement of Operations

	Gain (Loss) Recognized in Accumulated Other Comprehensive Loss on Derivative (Effective Portion)
Derivative		Amount
		2012	2011	2010
Interest rate swaps		(2,964)	(9,624)	(25,236)

Total		(2,964)	(9,624)	(25,236)

	Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion) Location
Derivative		Amount
		2012	2011	2010
Interest rate swaps	Depreciation expense	(122)	(117)	(42)
Interest rate swaps	Interest and finance costs, net	(23,010)	(26,772)	(29,424)

Total		(23,132)	(26,889)	(29,466)

	Gain (Loss) Recognized in Income on Derivative (Ineffective Portion) Location
Derivative		Amount
		2012	2011	2010
Interest rate swaps	Interest and finance costs, net	—	—	(143)

Total		—	—	(143)

The accumulated loss from Derivatives designated as Hedging instruments recognized in Accumulated Other comprehensive Income/(Loss) as of December 31, 2012 and 2011 was$14,895 and $35,064 respectively.

Derivatives not designated as Hedging Instruments – Net effect on the Statement of Operations

Derivative	Net Realized and Unrealized Gain (Loss) Recognized on Statement of Operations Location	Amount
		2012	2011	2010
Interest rate swaps	Interest and finance costs, net	(1,054)	(5,352)	(8,356)
Bunker swaps	Interest and finance costs, net	783	4,260	356

Total		(271)	(1,092)	(8,000)

The following tables summarize the fair values for assets and liabilities measured on a recurring basis as of December 31, 2012 and 2011 using Level 2 inputs (significant other observable inputs):

Recurring measurements:	December 31, 2012	December 31, 2011
Interest rate swaps	(22,499)	(47,028)
Marketable Securities	1,664	2,534
Bunker swaps	105	1,755

	(20,730)	(42,739)

The following tables present the fair values of items measured at fair value on a nonrecurring basis for the years ended December 31, 2012 and 2011, using Level 2 inputs and Level 3 inputs, respectively (Note 5).

Nonrecurring basis	December 31, 2012 Significant Other Observable Inputs Assets/ (Liabilities) (Level 2)	December 31, 2011 Unobservable Inputs Assets/ (Liabilities) (Level 3)
Vessels	$28,586	$43,674

	$28,586	$43,674